UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Stock Funds
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-21236 Securities Act File Number: 333-100610

4(a).	Last day of fiscal year for which this notice is filed:

September 30, 2008

4(b).	[ X ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus International Equity Fund - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 66,816,948
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (173,510,321)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (173,510,321)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(106,693,373)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	0
=============
Dreyfus International Equity Fund - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 3,389,153
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (5,406,158)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$ (359,140)
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (5,765,298)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$(2,376,145)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See		x .0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

Dreyfus International Equity Fund - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 5,683,185
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (36,985,915)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (36,985,915)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(31,302,730)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$	0
=============

Dreyfus International Equity Fund - Class I
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,935,811
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (11,993,069)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (11,993,069)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(10,057,258)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

Dreyfus International Equity Fund - Class T
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 898,199
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (612,142)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0

		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (612,142)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 286,057
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(0)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 11.24
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 11.24
=============

Dreyfus International Small Cap Fund - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$56,994,960
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (94,201,219)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (103,056,116)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (197,257,335)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(140,262,375)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000393
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

Dreyfus International Small Cap Fund - Class B
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 5,379,630
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (5,349,241)
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ (2,041,004)
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (7,390,245)
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(2,010,615)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000393
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0

5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

Dreyfus International Small Cap Fund - Class C
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 17,928,308
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (29,186,739)
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ (20,487,828)
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (49,674,567)
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(31,746,259)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000393
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

Dreyfus International Small Cap Fund - Class I
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 1,065,441
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (355,504)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$ (6,042,886)
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (6,398,390)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$(5,332,949)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

Dreyfus International Small Cap Fund - Class T

5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 468,569
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (349,217)
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ (200,564)
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (549,781)
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(81,212)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000393
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$	0
=============

Dreyfus Small Cap Equity Fund - Class A
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 14,766,141
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 19,417,704
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 2,363,774
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not

previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 21,781,478
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(7,015,337)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000393
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$	-0-
=============

Dreyfus Small Cap Equity Fund - Class B
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 465,783
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 878,396
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 442,147
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,320,543
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future		$(854,760)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	-0-
=============

Dreyfus Small Cap Equity Fund - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 2,245,977
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 2,997,034
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$ 2,060,932
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		-$ 5,057,966
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -0-
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$(2,811,989)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

Dreyfus Small Cap Equity Fund - Class I
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 36,213,912
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 6,900,360
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ 6,900,360
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 29,313,552
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(0)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 1,152.02
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the
	issuer’s fiscal year (See Instruction D):
	+$	0
		-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
	plus line 7]:
	=$ 1,152.02
		=============

Dreyfus Small Cap Equity Fund - Class T
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 691,268
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 329,927
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 329,927
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 361,341
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$(0)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		-------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	14.20
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	14.20
=============

Total For All:				$ 1,177.46
===============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Robert R. Mullery

Robert R. Mullery
Vice President and Assistant Secretary

Date: December 29, 2008

* Please print the name and title of the signing officer below the signature.